SCHEDULE OF BONUS AND MILESTONES (Details) - 12 months ended Dec. 31, 2021	USD ($)	CAD ($)	CAD ($)
Bonus One [Member]
Related Party Transaction [Line Items]
Bonus			$ 100,000
Bonus One [Member] | Mycotopia [Member]
Related Party Transaction [Line Items]
Bonus	$ 100,000
Milestones One [Member]
Related Party Transaction [Line Items]
Milestones		$ 1,000,000
Milestones One [Member] | Mycotopia [Member]
Related Party Transaction [Line Items]
Milestones	1,000,000
Bonus Two [Member]
Related Party Transaction [Line Items]
Bonus			100,000
Bonus Two [Member] | Mycotopia [Member]
Related Party Transaction [Line Items]
Bonus	100,000
Milestones Two [Member]
Related Party Transaction [Line Items]
Milestones		1,000,000
Milestones Two [Member] | Mycotopia [Member]
Related Party Transaction [Line Items]
Milestones	1,000,000
Bonus Three [Member]
Related Party Transaction [Line Items]
Bonus			100,000
Bonus Three [Member] | Mycotopia [Member]
Related Party Transaction [Line Items]
Bonus	100,000
Milestones Three [Member]
Related Party Transaction [Line Items]
Milestones		1,000,000
Milestones Three [Member] | Mycotopia [Member]
Related Party Transaction [Line Items]
Milestones	1,000,000
Bonus Four [Member]
Related Party Transaction [Line Items]
Bonus			100,000
Bonus Four [Member] | Mycotopia [Member]
Related Party Transaction [Line Items]
Bonus	100,000
Milestones Four [Member]
Related Party Transaction [Line Items]
Milestones		1,000,000
Milestones Four [Member] | Mycotopia [Member]
Related Party Transaction [Line Items]
Milestones	1,000,000
Bonus Five [Member]
Related Party Transaction [Line Items]
Bonus			$ 100,000
Bonus Five [Member] | Mycotopia [Member]
Related Party Transaction [Line Items]
Bonus	100,000
Milestones Five [Member]
Related Party Transaction [Line Items]
Milestones		$ 1,000,000
Milestones Five [Member] | Mycotopia [Member]
Related Party Transaction [Line Items]
Milestones	$ 1,000,000